Property and equipment, net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Subtotal	$ 31,606	$ 31,348
Less: accumulated depreciation	(21,767)	(22,005)
Total	9,839	9,343
Computer Equipment [Member]
Subtotal	11,863	6,931
Office equipment, fixtures and furniture [Member]
Subtotal	$ 19,743	$ 24,417